LONG-TERM LOANS	12 Months Ended
Jun. 30, 2020
LONG-TERM LOANS
LONG-TERM LOANS
NOTE 14 -    LONG-TERM LOANS

		June 30,
		2019	2020
MYR denominated loans	(i)	947	842
SGD denominated loans	(ii)	346	258
Convertible Bond	(iii)	19,995	—
USD denominated loan	(iv)	—	15,000

		$21,288	$16,100

Less: Current portion		(20,310)	(320)

		$978	$15,780

i.
The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in December 2041. For the years ended June 30, 2019 and 2020, the effective interest rates ranged from

2.19% to 5.12% per annum and 2.19% to 7.51% per annum, respectively. The borrowings are secured by the mortgages of buildings and vehicles in Malaysia, with an aggregate carrying value of $1,040 and $873 as of June 30, 2019 and 2020, respectively.

ii.
The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 4, 2024. For the years ended June 30, 2019 and 2020, the effective interest rates ranged fro
m

2.44% to 2.78% per annum and 2.44% to 2.78% per annum, respectively. The borrowing is secured by vehicles with a total carrying value of $427 and $305 as of June 30, 2019 and 2020, respectively.

iii.	Convertible Bond
On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation (“IFC”), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond which had
 a five year term  was drawn down on August 30, 2014 and
was
repaid
 in full on August 29, 2019.

Conversion
The Convertible Bond has both voluntary and mandatory conversion terms. IFC may at its option convert, in $1,000 increments, the Convertible Bond in whole or in part, into the Company’s ordinary shares at any time on or prior to the maturity date at a conversion rate and a conversion price in effect at such time. The conversion rate is subject to anti-dilution. According to the Convertible Bond agreement, 50% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares of the Company at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 150% of the conversion price in effect at such time. In addition,
100
% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 200% of the conversion price in effect at such time.
Non-conversion
compensation feature
In the event that there remains any outstanding principal of the Convertible Bond not converted by IFC into ordinary shares at the maturity date, the Company shall pay to IFC an additional amount equal to 4% of such outstanding principle
(“non-conversion
compensation feature”). The
non-conversion
compensation feature is bifurcated as a derivative liability and measured at its fair value at each reporting period end.
In accounting for the issuance of the Convertible Bond, the Company bifurcated the non-conversion
compensation feature from the Convertible Bond in accordance with ASC
815-15-30-2.
The bifurcated feature is accounted for as a liability at its fair value at each reporting period end. The Company did not bifurcate the conversion option, as it is considered indexed to the entity’s own stock and meets the equity classification guidance in ASC
815-40-25,
it is eligible for a scope exception from ASC 815 and does not need to be bifurcated from the underlying debt host instrument. At the commitment date, there was no beneficial conversion as the conversion price was higher than the stock price. The fees and expenses associated with the issuance of the Convertible Bond are recorded as a discount to the debt liability in accordance with ASU
2015-03,
which the Company has early adopted in fiscal year ended June 30, 2015. The Convertible Bond, which is the proceeds net of fees and expenses payable to the creditor and the fair value of the bifurcated derivative, will be accreted to the redemption value on the maturity date using the effective interest method over the estimated life of the debt instrument. The registration right liability is accounted for in accordance with ASC 450-20 which defines that a liability should be recorded in connection with the registration rights agreement when it becomes probable that a payment under the registration rights agreement would be required and the amount of payment can be reasonably estimated.

For the years ended June 30, 2018
,
2019
 and 2020
,
 the accretion of the Convertible Bond was $230, $230 and $57, respectively.

iv.	The USD denominated loan was drawn on April 24, 2020 and repayable on April 22, 2022. For the year ended June 30, 2020, the effective interest rate was 3.02% per annum.
Scheduled principal and interest payments for all outstanding long-term loans as of June 30, 2020 are as follows
:

Year ending June 30,
2021	$812
2022	15,748
2023	290
2024	205
2025 and onwards	259

$17,314

For the years ended June 30, 2018, 2019, and 2020, interest expenses of long-term loans incurred amounted to $316, $465 and $269, respectively, and nil was capitalized as construction in progress for either of these three years.